Goodwill (Tables)	12 Months Ended
Dec. 31, 2022
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of Changes in Carrying Amount of Goodwill	he changes in the carrying amount of goodwill from 2021 to 2022 was as follows:

RMB
Balance at December 31, 2020 and 2021	3,888,346

Deconsolidation of subsidiaries (Note 4)	(62,199)
Balance at December 31, 2022	3,826,147

Balance at December 32, 2022, in US$	554,739